UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08360

Guinness Atkinson Funds

(Exact name of registrant as specified in charter)

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

James J. Atkinson, Jr.

251 South Lake Avenue, Suite 800

Pasadena, CA 91101

Registrant’s telephone number, including area code: (866-307-5990)

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Report to Stockholders.

(a)	The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SmartETFs Smart Transportation & Technology ETF Listed on NYSE ARCA: MOTO Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the SmartETFs Smart Transportation & Technology ETF ("Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/moto/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Smart Transportation & Technology ETF	$35	0.68%
How did the Fund perform last year?

In the first half of 2024, SmartETFs Smart Transportation & Technology ETF produced a total return of 5.85% (NAV) vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Services (7.8% exposure) was the strongest category over the period, delivering an average +7.4% total return over the period. EV Manufacturers (19.2% exposure) was the second strongest category, returning +5.3%. The weakest category was Equipment (70.3% exposure), where the average company delivered +2.1%.

  Within Services, Alphabet was a notable performer, delivering a positive return of +30.5%, with management citing an "extreme opportunity" from artificial intelligence at quarterly results, while also announcing the company's first ever quarterly dividend and a new $70bn buyback authority.

  Within Equipment, we hold a 44.8% weighting to Components and a 25.5% weighting to Semiconductors. The average Components name returned +1.0% and the average Semiconductor name returned +3.8% in the period. Within Components, Batteries (-23.6%) were a notable area of weakness driven by declining metal prices and demand weakness in Europe.

  The fund's three top performers were Nvidia (+149.5%), TSMC (+54.9%), and Amphenol (+36.4%). Nvidia posted growth of nearly 500% year over year thanks to booming demand for Artificial Intelligence chips, becoming the stock market's go-to AI play, briefly overtaking Microsoft to become the world's most valuable company in the period with a market capitalization in excess of $3tn.

  The fund's 3 weakest performers were Hanon Systems (-39.4%), LG Chem (-35.3%), and Mobileye (-35.2%). Shares in Hanon Systems were weighed down by a rights issue equating to 12% of current shares outstanding as Hankook Tire injected KRW 365bn into the business as part of a deal to take a controlling 50.5% stake in the company.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	Since Inception (11/14/2019)
Smart Transportation & Technology ETF (Net Asset Value)	5.85%	4.94%	15.26%
Smart Transportation & Technology ETF (Market Value)	5.69%	4.25%	15.08%
MSCI World Index (Net Return)	11.75%	20.19%	11.69%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.smartetfs.com/our-etfs/moto/.

What are some key Fund statistics?
(as of June 30, 2024)
Net Assets ($)	$9,971,034
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	4%
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	4.40%
NVIDIA Corp.	4.40%
Kia Corp.	4.30%
Eaton Corp PLC	4.20%
Alphabet Inc.	4.20%
Amphenol Corp.	4.20%
Quanta Services Inc.	3.80%
NXP Semiconductors NV	3.80%
Volvo AB	3.60%
Analog Devices Inc.	3.50%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)
What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.smartetfs.com/our-etfs/moto/. You can also request this information by contacting us at (866) 307-5990.

Distributed by Foreside Fund Services, LLC.

SmartETFs Advertising & Marketing Technology ETF Listed on NYSE ARCA: MRAD Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the SmartETFs Advertising & Marketing Technology ETF ("Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/mrad/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Advertising & Marketing Technology ETF	$33	0.68%
How did the Fund perform last year?

In the first half of 2024, the SmartETFs Advertising & Marketing Technology ETF produced a total return of -2.41% vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to:

  The Fund's overweight exposures to the IT and Communication Services sectors – the two best performing sectors in the first half of the year – benefited the Fund's performance from an allocation perspective.

  Not owning the three weakest sectors over the period – Real Estate, Materials and Consumer Staples – was also a positive for the Fund.

  However, stock selection within IT and Communication Services was the largest drag on the Fund's relative performance. In particular, not owning Nvidia dragged on relative performance, given that the stock was up 150% in the first half of the year, and it solely contributed 25% of the benchmark's return.

  Further the 3 weakest performers in the Fund in the first half are not in the benchmark: Digital Turbine (-75.8%), Perion Network (-73.0%), and Weimob (52.1%).

  Criteo (+49.0% in USD), Meta Platforms (+4.7%) and Magnite (+42.3%) were the best performing stocks in the period.

  Broadly, Growth stocks outperformed Value. However, within this, it was quality growth that led the gains with the most speculative end of the market down (Goldman Sach's Unprofitable Tech Index was down 18.7% in USD over the first half of 2024). This was a relative positive for the Fund's performance with its relatively greater focus on quality businesses.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	Since Inception (12/31/2020)
Advertising & Marketing Technology ETF (Net Asset Value)	-2.41%	0.40%	-13.83%
Advertising & Marketing Technology ETF (Market Value)	-2.93%	-0.13%	-14.01%
MSCI World Index (Net Return)	11.75%	20.19%	9.68%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.smartetfs.com/our-etfs/mrad/.

What are some key Fund statistics?
(as of June 30, 2024)
Net Assets ($)	$749,956
Number of Portfolio Holdings	31
Portfolio Turnover Rate (%)	10%
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Criteo SA	4.80%
Amazon.com Inc.	4.80%
Alphabet Inc.	4.70%
Meta Platforms Inc. - Class A	4.70%
Trade Desk Inc./The	4.70%
Magnite Inc.	4.50%
Tencent Holdings Ltd.	4.50%
Adobe Inc.	4.40%
HubSpot Inc.	4.30%
Future PLC	4.20%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)
What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.smartetfs.com/our-etfs/mrad/. You can also request this information by contacting us at (866) 307-5990.

Distributed by Foreside Fund Services, LLC.

SmartETFs Sustainable Energy II ETF Listed on NYSE ARCA: SOLR Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the SmartETFs Sustainable Energy II ETF ("Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/solr/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Sustainable Energy II ETF	$39	0.79%
How did the Fund perform last year?

In the first half of 2024, the SmartETFs Sustainable Energy II ETF produced a total return of -3.37% vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to the following.

Within the portfolio, the strongest performers included:

  Our electrical equipment names Eaton, Hubbell, Schneider and Itron all performed strongly driven by an acceleration in global electrification activity and the resolution of supply chain issues which allowed them to pass on inflationary pressures and therefore maintain operating margins. Hubbell and Eaton delivered good earnings upgrades resulting from the re-industrialisation of the United States as well as the move to electrification. The positive order book inflection continues at Eaton.

  Within displacement, Trane Technologies and Installed Building Products (IBP) delivered well. Trane was helped also by regulatory changes and its positioning with respect data centres.

  In addition, First Solar shares were up 30.9% in 1H as the company was seen as a key beneficiary when local content IRA tax credit definitions were clarified while NextEra performed well after delivering an upbeat "Renewables Development Day" for investors.

Sectors and companies in the portfolio that were relatively weaker over the period included:

  The electrification sub sector, with EV component and lithium-ion battery manufacturers suffering from delays in EV launch schedules, margin pressure and the threat of increasing Chinese competition.

  Nibe shares were under pressure as the heat pump market remains overstocked at the distributor level.

  Canadian Solar delivered negative contribution as module prices reached record lows while US residential solar companies continued to face a prolonged de-stocking headwind.

  A number of our generation companies delivered negative contribution as interest rate cuts did not crystalise while Sunnova weakened through the period as the US residential solar business remained under pressure.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	Since Inception (11/11/2020)
Sustainable Energy II ETF (Net Asset Value)	-3.37%	-12.08%	3.03%
Sustainable Energy II ETF (Market Value)	-4.28%	-12.93%	3.41%
MSCI World Index (Net Return)	11.75%	20.19%	11.20%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.smartetfs.com/our-etfs/solr/.

What are some key Fund statistics?
(as of June 30, 2024)
Net Assets ($)	$4,898,620
Number of Portfolio Holdings	33
Portfolio Turnover Rate (%)	14%
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Iberdrola SA	4.70%
Trane Technologies PLC	4.60%
Schneider Electric SE	4.30%
Nextera Energy Inc.	4.30%
Eaton Corp PLC	4.30%
Hubbell Inc.	4.20%
Legrand SA	4.00%
Siemens AG	3.80%
Owens Corning	3.50%
First Solar Inc.	3.50%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Geographic Breakdown (% of net assets)
What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.smartetfs.com/our-etfs/solr/. You can also request this information by contacting us at (866) 307-5990.

Distributed by Foreside Fund Services, LLC.

SmartETFs Asia Pacific Dividend Builder ETF Listed on NYSE ARCA: ADIV Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the SmartETFs Asia Pacific Dividend Builder ETF ("Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/adiv/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Asia Pacific Dividend Builder ETF	$40	0.78%
How did the Fund perform last year?

In the first half of 2024, the SmartETFs Asia Pacific Dividend Builder ETF produced a total return of 5.86% (NAV) vs the MSCI AC Pacific ex Japan Index (net return) of 6.82%.

What affected the Fund's performance?

Fund performance can be attributed to the following:

  Overall Fund performance was primarily driven by asset allocation, with overweighting to Information Technology and Financials driving the highest contributions to the Fund's total returns. Our zero weighting to Materials and Industrials also contributed positively.

  Overweighting to Real Estate, and underweighting to Communication Services caused drags on portfolio performance. In Communication Services, our underweight in key benchmark names, such as Tencent was a performance headwind.

  Stock selection in Financials sector further drove performance, with all our Chinese banks beating the benchmark's Financials returns and contributing positively to Fund total returns. Within Tech, HonHai (+93.04% in USD) and TSMC (+54.88%) performed well, although our underweight in TSMC dragged.

  The Fund's positions in China Medical Systems, Corporate Travel Management, and Hanon Systems all dragged on performance.

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	10 Year
Asia Pacific Dividend Builder ETF (Net Asset Value)	5.86%	14.07%	5.75%	6.10%
Asia Pacific Dividend Builder ETF (Market Value)	5.51%	13.47%	5.65%	6.05%
MSCI AC Pacific ex Japan Index (Net Return)	6.82%	9.41%	2.45%	3.29%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.smartetfs.com/our-etfs/adiv/.

What are some key Fund statistics?
(as of June 30, 2024)
Net Assets ($)	$3,412,118
Number of Portfolio Holdings	36
Portfolio Turnover Rate (%)	9%
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Hon Hai Precision Industry Co Ltd.	3.50%
Taiwan Semiconductor Manufacturing Co., Ltd.	3.30%
China Construction Bank Corp. - H Shares	3.20%
China Resources Gas Group Ltd.	3.20%
Broadcom Inc.	3.20%
Qualcomm Inc.	3.10%
Industrial & Commercial Bank of China Ltd. - H Shares	3.00%
Elite Material Co., Ltd.	3.00%
Tech Mahindra Ltd.	3.00%
China Overseas Land & Investments Ltd.	3.00%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Sectors (% of net assets)
Sector	% of Net Assets
Financial	38.50%
Technology	17.80%
Consumer, Cyclical	17.30%
Industrial	12.30%
Consumer, Non-cyclical	9.60%
Utilities	3.20%
What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.smartetfs.com/our-etfs/adiv/. You can also request this information by contacting us at (866) 307-5990.

Distributed by Foreside Fund Services, LLC.

SmartETFs Dividend Builder ETF Listed on NYSE ARCA: DIVS Semi-Annual Shareholder Report

June 30, 2024

This semi-annual shareholder report contains important information about the SmartETFs Dividend Builder ETF ("Fund") for the period of January 1, 2024 to June 30, 2024. You can find additional information about the Fund at https://www.smartetfs.com/our-etfs/divs/. You can also request this information by contacting us at (866) 307-5990.

What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 Investment	Costs Paid as a Percentage of a $10,000 Investment
SmartETFs Dividend Builder ETF	$34	0.65%
How did the Fund perform last year?

In the first half of 2024, the SmartETFs Dividend Builder ETF produced a total return of 8.41% (NAV) vs the MSCI World Index (net return) of 11.75%.

What affected the Fund's performance?

Fund performance can be attributed to:

  The Fund's underweight allocations to Information Technology and Communication Services were the most significant drag on performance. These were the best two performing sectors by some distance, returning 25.2% and 22.2% in USD respectively. This was in large part thanks to strong performance from the 'Magnificent 7', a collection of mega-cap technology names which have continued to drive the index higher.

  The Fund's largest overweight allocation is to the Consumer Staples sector. At present, the Fund holds 9 Consumer Staples names, which was as a headwind over the first half of the year, with the sector underperforming the index.

  However, a zero weighting to Consumer Discretionary, Energy, Materials, Utilities and Real Estate acted as a positive, with all sectors underperforming the index over the first half of 2024. The Fund therefore benefited from not having exposure to these areas.

  Finally, good stock selection was a tailwind, with notably strong performance from the Fund's Industrial, Healthcare, and IT holdings. Top performers from these sectors include TSMC (+54.9%), Broadcom (+44.9%), Novo Nordisk (+40.7%), and Eaton (+31.0%).

Fund Performance

The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.

Average Annual Total Return
	6 Months (Actual)	1 Year	5 Year	10 Year
Dividend Builder ETF (Net Asset Value)	8.41%	13.44%	11.74%	8.85%
Dividend Builder ETF (Market Value)	7.96%	12.51%	11.72%	8.83%
MSCI World Index (Net Return)	11.75%	20.19%	11.76%	9.16%

Performance data quoted represents past performance and does not guarantee future results.

The graph and total returns reflect the reinvestment of distributions made by the Fund, if any. The deduction of taxes that a shareholder would pay on Fund distributions or the sale or redemption of Fund shares, and the expenses (if any) incurred in a sale of fund shares, is not reflected in the total returns.

For the most recent performance information, visit https://www.smartetfs.com/our-etfs/divs/.

What are some key Fund statistics?
(as of June 30, 2024)
Net Assets ($)	$31,982,238
Number of Portfolio Holdings	35
Portfolio Turnover Rate (%)	11%
What did the Fund invest in?
(as of June 30, 2024)
Top Ten Holdings (% of net assets)
Top 10	% of Net Assets
Broadcom Inc.	3.20%
Microsoft Corp.	3.20%
Taiwan Semiconductor Manufacturing Co Ltd.	3.10%
Roche Holding AG	3.10%
Sonic Healthcare Ltd.	3.10%
AbbVie Inc.	3.10%
Arthur J Gallagher & Co.	3.00%
Novo Nordisk A/S	3.00%
ABB Ltd.	2.90%
Cisco Systems Inc.	2.90%

The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any.

Sectors (% of net assets)
Sector	% of Net Assets
Consumer, Non-cyclical	45.00%
Industrial	22.10%
Technology	14.90%
Financial	13.60%
Communications	2.90%
What changes in or disagreements with accountants occurred?

There were no changes in or disagreements with the Fund's accountants during the reporting period.

Where can I find additional information about the Fund?

You can find additional information about the Fund such as the prospectus, financial information, fund holdings and proxy voting information at https://www.smartetfs.com/our-etfs/divs/. You can also request this information by contacting us at (866) 307-5990.

Distributed by Foreside Fund Services, LLC.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 7 of this Form.

(b)	Not Applicable.

SmartETFs
by Guinness Atkinson

JUNE 30, 2024

Semi-Annual Financials & Other Information

MOTO | The SmartETFs Smart Transportation & Technology ETF

MRAD | The SmartETFs Advertising & Marketing Technology ETF

SOLR | The SmartETFs Sustainable Energy II ETF

ADIV | The SmartETFs Asia Pacific Dividend Builder ETF

DIVS | The SmartETFs Dividend Builder ETF

Smart Transportation & Technology ETF

Advertising & Marketing Technology ETF

Sustainable Energy II ETF

Asia Pacific Dividend Builder ETF

Dividend Builder ETF

Each a series of SmartETFs

Table of Contents

Item 7. Financial Statements and Financial Highlights
Schedule of Investments
Smart Transportation & Technology ETF	3
Advertising & Marketing Technology ETF	5
Sustainable Energy II ETF	6
Asia Pacific Dividend Builder ETF	7
Dividend Builder ETF	9
Statements of Assets and Liabilities	11
Statements of Operations	13
Statements of Changes in Net Assets	15
Financial Highlights	18
Notes to Financial Statements	23

This report and the financial statements contained herein are provided for the general information of the shareholders of the SmartETF Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective shareholder report and prospectus.

www.smartetfs.com

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SmartETFs Smart Transportation & Technology ETF
Schedule of Investments
at June 30, 2024 (Unaudited)

Shares	Common Stocks: 94.2%	Value
	Other: 5.4%
4,464	Darling Ingredients Inc.*	$164,052
1,440	Quanta Services Inc.	375,037
		539,089
	Smart Transportation: 31.6%
2,808	Aptiv PLC*	208,514
8,500	BYD Co. Ltd.	252,531
2,196	Continental AG	124,416
1,636	Daimler Truck AG	65,128
17,700	Denso Corp.	274,804
159,000	Geely Automobile Holdings Ltd.	178,975
9,927	Johnson Matthey PLC	207,319
4,536	Kia Corp.	425,016
3,843	Mercedes-Benz Group AG*	276,341
7,443	Mobileye Global Inc - A*	219,906
7,074	Sensata Technologies Holding	275,265
1,341	Tesla Inc.*	276,043
13,671	Volvo AB Class B	360,559
		3,144,817

	Technology: 4.4%
2,826	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	441,130

	Transportation Technology: 52.8%
2,304	Alphabet Inc. Class C*	422,600
6,228	Amphenol Corp. Class A	419,580
1,494	Analog Devices Inc.	351,292
14,796	Dana Inc.	179,328
1,350	Eaton Corp. PLC	423,292
4,878	Gentherm Inc.*	251,236
27,873	Hanon Systems	95,538
25,344	Hexagon AB Class B	297,129
8,082	Infineon Technologies AG - ADR	307,850
558	LG Chem Ltd.	139,706
5,040	NVIDIA Corp.	434,737
1,368	NXP Semiconductors NV	377,802
3,627	ON Semiconductor Corp.*	259,119
3,708	Power Integrations Inc.	271,004
16,000	Renesas Electronics Corp.*	299,226
657	Samsung SDI Co., Ltd.	168,540
2,340	Skyworks Solutions Inc.	259,949
1,980	TE Connectivity Ltd.	308,682
		5,266,610

	Total Common Stocks (Cost $9,243,054)	9,391,646

The accompanying notes are an integral part of these financial statements.

SmartETFs Smart Transportation & Technology ETF
Schedule of Investments
at June 30, 2024 (Unaudited)

Shares	Preferred Stocks: 2.3%	Value
	Preferred Stocks
	Smart Transportation: 2.3%
1,944	Volkswagen AG	$229,605
	Total Preferred Stocks (Cost $383,565)	229,605

	Total Investments (Cost $9,626,619): 96.5%	9,621,251
	Other Assets in Excess of Liabilities: 3.5%	349,783
	Total Net Assets - 100.0%	$9,971,034

*	Non-income producing security.

ADR - American Depository Receipt

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

SmartETFs Advertising & Marketing Technology ETF
Schedule of Investments
at June 30, 2024 (Unaudited)

Shares	Common Stocks: 98.1%	Value
	Advertising: 49.1%
195	Alphabet Inc.*	$35,519
225	Baidu Inc.*	19,458
3,056	CyberAgent Inc.	19,136
5,125	Digital Turbine Inc.*	8,508
2,370	Future PLC	31,425
8,100	LY Corp.	19,579
2,560	Magnite Inc.*	34,022
70	Meta Platforms Inc. - Class A *	35,295
3,842	Nexxen International Ltd. - ADR*	21,592
1,139	Perion Network Ltd.*	9,511
1,445	PubMatic Inc.*	29,348
325	Roku Inc.*	19,477
670	TechTarget Inc.*	20,884
360	Trade Desk Inc./The*	35,161
2,296	ValueCommerce Co., Ltd.	16,825
1,280	Yandex NV*[1]	12,800
		368,540

	Ecommerce: 4.8%
185	Amazon.com Inc.*	35,751

	Enterprise Software/Services: 3.1%
130	Atlassian Corp PLC*	22,994

	Internet Content: 4.5%
700	Tencent Holdings Ltd.	33,382

	Marketing Technology: 36.6%
60	Adobe Inc.*	33,332
955	Criteo SA*	36,023
760	Double Verify Holdings Inc.*	14,797
55	HubSpot Inc.*	32,438
715	LiveRamp Holdings Inc.*	22,122
2,155	Next Fifteen Communication Group PLC*	21,737
395	Pegasystems Inc.	23,909
31,435	S4 Capital PLC*	16,768
115	salesforce.com Inc.	29,567
495	Sprout Social Inc.*	17,662
57,400	Weimob Inc.*	10,144
1,285	ZoomInfo Technologies Inc.*	16,410
		274,909

	Total Common Stocks (Cost $1,522,063)	735,576

	Total Investments (Cost $1,522,063): 98.1%	735,576
	Other Assets in Excess of Liabilities: 1.9%	14,380
	Total Net Assets - 100.0%	$749,956

*	Non-income producing security.
[1]	Level 3 securities fair valued under procedures established by the Board of Trustees, representing 1.71% of Net Assets.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

SmartETFs Sustainable Energy II ETF
Schedule of Investments
at June 30, 2024 (Unaudited)

Shares	Common Stocks: 95.4%	Value
	Electrification: 26.2%
2,070	Aptiv PLC*	$145,769
2,088	Gentherm Inc.*	102,980
4,446	Infineon Technologies AG	163,349
6,660	Johnson Matthey PLC	131,914
522	LG Chem Ltd.	130,693
630	NXP Semiconductors NV	169,527
2,214	ON Semiconductor Corporation*	151,770
540	Samsung SDI Co., Ltd.	138,526
3,978	Sensata Technologies Holding	148,737
		1,283,265
	Energy Efficiency: 18.9%
2,898	Ameresco Inc.*	83,491
558	Hubbell Inc.	203,938
702	Installed Building Products Inc	224,988
22,176	Nibe Industrier AB - B Shares	144,387
990	Owens Corning	171,983
684	Trane Technologies PLC	94,044
		922,831

	Renewable Energy Generation: 18.6%
122,994	China Longyuan Power Group Corp Ltd.	110,568
165,000	China Suntien Green Energy Corp Ltd.	74,799
17,804	Iberdrola SA	231,010
2,970	Nextera Energy Inc.	210,306
2,214	Ormat Technologies Inc.	158,744
2,394	Orsted AS	127,405
		912,832

	Renewable Equipment Manufacturing: 31.7%
5,598	Canadian Solar Inc.*	82,570
666	Eaton Corp. PLC	208,824
774	Enphase Energy Inc.*	77,175
756	First Solar Inc.*	170,448
1,620	Itron Inc.*	160,315
1,962	Legrand SA	194,665
882	Schneider Electric SE	211,879
990	Siemens AG	184,194
558	Solaredge Technologies Inc.*	14,095
2,466	TPI Composites Inc.*	9,839
6,408	Vestas Wind Systems A/S	148,381
180,000	Xinyi Solar Holdings Ltd.	90,588
		1,552,973

	Total Common Stocks (Cost $5,516,146)	4,671,901

	Total Investments (Cost $5,516,146): 95.4%	4,671,901
	Other Assets in Excess of Liabilities: 4.6%	226,719
	Total Net Assets - 100.0%	$4,898,620

*	Non-income producing security.

PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

SmartETFs Asia Pacific Dividend Builder ETF
Schedule of Investments
at June 30, 2024 (Unaudited)

Shares	Common Stocks: 96.1%	Value
	Australia: 9.6%
8,439	Corporate Travel Management Ltd.	$74,649
2,148	JB Hi-Fi Ltd.	87,710
35,389	Metcash Ltd.	83,572
4,730	Sonic Healthcare Ltd.	82,987
		328,918
	China: 33.1%
146,000	China Construction Bank Corp. - H Shares	107,879
94,000	China Medical System Holdings	79,688
22,500	China Merchants Bank Co., Ltd. - H Shares	102,142
59,000	China Overseas Land & Investments Ltd.	102,301
30,800	China Resources Gas Group Ltd.	107,874
175,000	Industrial and Commercial Bank of China Ltd. - H Shares	103,983
23,500	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	83,182
937	NetEase Inc. - ADR	89,558
21,000	Ping An Insurance Group Company of China Ltd. - H Shares	95,199
9,600	Shenzhou International	93,985
40,800	Suofeiya Home Collection - A Shares	85,679
11,294	Zhejiang Supor Cookware - A Shares	77,510
		1,128,980
	Hong Kong: 5.2%
31,500	BOC Hong Kong Holdings Ltd.	97,014
20,677	Link REIT/The	80,363
		177,377
	India: 3.0%
5,966	Tech Mahindra Ltd.	102,336

	Malaysia: 2.6%
102,600	Public Bank Bhd	87,430

	Singapore: 5.3%
61,500	CapitaLand Integrated Commercial Trust - REIT	89,801
44,354	Capland Ascendas - REIT	83,736
3,725	DBS Group Holdings Ltd.	98,317
		182,053
	South Korea: 4.7%
21,199	Hanon Systems	72,662
15,165	Korean Reinsurance Co.	87,696
		160,358

The accompanying notes are an integral part of these financial statements.

SmartETFs Asia Pacific Dividend Builder ETF
Schedule of Investments
at June 30, 2024 (Unaudited)

Shares	Common Stocks: 96.1%	Value
	Taiwan: 21.1%
14,000	Catcher Technology Co., Ltd.	$99,911
7,010	Elite Material Co., Ltd.	102,426
18,117	Hon Hai Precision Industry Co., Ltd.	119,260
1,160	Largan Precision Co., Ltd.	97,948
8,300	Nien Made Enterprise Co., Ltd.	99,572
4,830	Novatek Microelectronics Corp.	90,036
642	Taiwan Semiconductor Manufacturing Co., Ltd.	111,586
		720,739

	Thailand: 2.5%
32,500	Tisco Financial Group PCL/Foreign	84,513

	United States: 9.0%
1,049	Aflac Inc.	93,686
67	Broadcom Inc.	107,571
526	Qualcomm Inc.	104,769
		306,026

	Total Common Stocks (Cost $2,862,796)	3,278,730

	Total Investments (Cost $2,862,796): 96.1%	3,278,730
	Other Assets in Excess of Liabilities: 3.9%	133,388
	Total Net Assets - 100.0%	$3,412,118

ADR - American Depository Receipt
PCL - Public Company Limited
REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

SmartETFs Dividend Builder ETF
Schedule of Investments
at June 30, 2024 (Unaudited)

Shares	Common Stocks: 98.4%	Value
	Australia: 3.1%
56,407	Sonic Healthcare Ltd.	$989,646

	Denmark: 3.0%
6,703	Novo Nordisk A/S	967,946

	France: 8.2%
13,833	Danone SA	845,648
8,395	Publicis Groupe	893,530
3,641	Schneider Electric SE	874,660
		2,613,838
	Germany: 2.7%
4,249	Deutsche Boerse AG	869,635

	Ireland: 2.7%
10,956	Medtronic PLC	862,347

	Sweden: 5.5%
30,461	Assa Abloy AB-B	861,190
48,278	Atlas Copco	907,510
		1,768,700

	Switzerland: 8.8%
16,532	ABB Ltd.	918,608
8,735	Nestle SA	891,779
3,567	Roche Holding AG	990,613
		2,801,000
	Taiwan: 3.1%
5,722	Taiwan Semiconductor Manufacturing Co., Ltd.	994,541

	United Kingdom: 8.2%
27,143	Diageo PLC	854,116
16,157	Reckitt Benckiser Group PLC	874,489
16,567	Unilever PLC	909,873
		2,638,478
	United States: 53.1%
5,715	AbbVie Inc.	980,237
10,097	Aflac Inc.	901,763
3,738	Arthur J Gallagher & Co.	969,301
1,046	BlackRock Inc.	823,537
640	Broadcom Inc.	1,027,539
19,241	Cisco Systems Inc.	914,140
4,068	CME Group Inc.	799,769
2,636	Eaton Corp. PLC	826,518
7,984	Emerson Electric Co.	879,518
3,755	Illinois Tool Works Inc.	889,785
6,150	Johnson & Johnson	898,884
2,275	Microsoft Corp.	1,016,811
13,185	Mondelez International Inc.	862,826
9,389	Otis Worldwide Corp.	903,785

The accompanying notes are an integral part of these financial statements.

SmartETFs Dividend Builder ETF
Schedule of Investments
at June 30, 2024 (Unaudited)

Shares	Common Stocks: 98.4%	Value
	Common Stocks (Continued)
	United States (Continued)
7,094	Paychex Inc.	$841,065
5,179	PepsiCo Inc.	854,172
5,373	Procter & Gamble Co/The	886,115
4,487	Texas Instruments Inc.	872,856
13,028	The Coca-Cola Co. - ADR	829,232
		16,977,853

	Total Common Stocks (Cost $23,151,900)	31,483,984

	Total Investments in Securities (Cost $23,151,900): 98.4%	31,483,984
	Other Assets in Excess of Liabilities: 1.6%	498,254
	Total Net Assets - 100.0%	$31,982,238

ADR - American Depository Receipt
PLC - Public Limited Company

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF ASSETS AND LIABILITIES

at June 30, 2024

	Smart Transportation & Technology ETF	Advertising & Marketing Technology ETF	Sustainable Energy II ETF
Assets:
Investments in securities, at cost	$9,626,619	$1,522,063	$5,516,146
Investments in securities, at value	$9,621,251	$735,576	$4,671,901
Cash	269,604	29,745	228,732
Foreign currency, at value
(Cost $0, $0, and $69, respectively)	-	-	67
Receivables:
Investment securities sold	237,937	-	-
Dividends receivable	18,400	321	16,684
Tax reclaim	28,902	-	3,263
Due from Advisor, net	-	7,544	5,155
Prepaid expense	-	4,471	5,058
Total Assets	$10,176,094	$777,657	$4,930,860

Liabilities:
Payable for securities purchased	189,705	-	-
Due to Advisor, net	3,818	-	-
Accrued administration fees	-	532	1,009
Audit fees	6,275	6,842	7,542
CCO fees	1,164	1,598	1,420
Custody fees	-	4,625	4,782
Fund Accounting fees	-	6,753	8,150
Legal fees	3,207	943	1,790
Miscellaneous fees	-	383	232
Printing fees	-	2,855	1,641
Transfer Agent fees	-	2,993	5,239
Trustee fees	891	177	435
Total Liabilities	205,060	27,701	32,240

Net Assets	$9,971,034	$749,956	$4,898,620

Composition of Net Assets:
Paid-in capital	$9,450,253	$1,789,703	$5,785,759
Total distributable earnings (loss)	520,781	(1,039,747)	(887,139)
Net Assets	$9,971,034	$749,956	$4,898,620

Number of shares issued and outstanding
(unlimited number of shares authorized, no par value)	225,002	50,001	180,000

Net Asset Value, Offering and Redemption Price Per Share	$44.32	$15.00	$27.21

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF ASSETS AND LIABILITIES

at June 30, 2024

	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
Assets:
Investments in securities, at cost	$2,862,796	$23,151,900
Investments in securities, at value	$3,368,531	$31,483,984
Cash	90,941	495,907
Foreign currency, at value (Cost $4 and $0, respectively)	4	-
Receivables:
Investment securities sold	-	922,029
Dividends receivable	15,749	26,018
Tax reclaim	-	97,839
Due from Advisor, net	6,387
Prepaid expenses	4,656	10,863
Total Assets	$3,486,268	$33,036,640
Printing
Liabilities:
Payable for securities purchased	-	896,389
Deferred foreign tax liability	3,585	-
Dividend payable	27,877	114,990
Due to Advisor, net	-	2,896
Accrued administration fees	102	1,969
Audit fees	6,946	6,946
CCO fees	1,200	1,769
Custody fees	16,076	12,335
Fund Accounting fees	8,369	5,751
Legal fees	2,075	3,550
Miscellaneous fees	412	100
Printing fees	2,654	3,251
Transfer Agent fees	4,226	4,329
Trustee fees	628	127
Total Liabilities	74,150	1,054,402

Net Assets	$3,412,118	$31,982,238

Composition of Net Assets:
Paid-in capital	$2,777,816	$22,918,326
Total distributable earnings	634,302	9,063,912
Net Assets	$3,412,118	$31,982,238

Number of shares issued and outstanding
(unlimited number of shares authorized, no par value)	232,305	1,149,899
Net Asset Value, Offering and Redemption Price Per Share	$14.69	$27.81

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF OPERATIONS

For the Six Months ended June 30, 2024

	Smart Transportation & Technology ETF	Advertising & Marketing Technology ETF	Sustainable Energy II ETF
Investment Income:
Dividends*	$139,889	$1,663	$43,048
Total income	139,889	1,663	43,048

Expenses:
Advisory fees	35,959	3,444	19,411
Transfer agent fees and expenses	-	7,397	8,628
Fund accounting fee and expenses	-	13,330	10,751
Administration fees	-	243	1,179
Custody fees and expenses	-	8,425	9,892
Audit fees	6,608	7,335	8,042
Legal fees	4,505	686	2,807
Listing fees	-	4,987	4,987
Printing	-	3,052	3,539
Trustees' fees and expenses	3,914	2,104	2,771
Insurance	-	89	206
CCO fees and expenses	3,251	2,708	2,925
Miscellaneous	-	1,283	1,421
Total expenses	54,237	55,083	76,559
Less: fees waived and expenses absorbed	(18,278)	(51,639)	(57,148)
Net expenses	35,959	3,444	19,411
Net Investment Income (Loss)	103,930	(1,781)	23,637

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency

Net realized gain (loss) on:
Investments	256,711	(1,390)	36,084
Investments in-kind	393,425	7,168	-
Foreign Currency	(1,489)	(76)	(461)
	648,647	5,702	35,623
Net change in unrealized appreciation (depreciation) on:
Investments	(154,302)	(18,649)	(229,374)
Foreign Currency	(1,177)	(2)	(144)
	(155,479)	(18,651)	(229,518)
Net realized and unrealized gain (loss) on investments and foreign currency	493,168	(12,949)	(193,895)

Net Increase (Decrease) in Net Assets Resulting from Operations	$597,098	$(14,730)	$(170,258)

*	Net of foreign taxes withheld of $19,574, $130, and $2,982, respectively.

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF OPERATIONS

For the Three Months Ended June 30, 2024

	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
Investment Income:
Dividends*	$57,339	$427,983
Total income	57,339	427,983

Expenses:
Advisory fees	12,319	70,308
Transfer agent fees and expenses	6,480	7,480
Fund accounting fee and expenses	12,010	12,281
Administration fees	788	9,500
Custody fees and expenses	17,139	14,045
Audit fees	7,489	7,662
Legal fees	3,258	14,932
Listing fees	4,987	4,987
Printing	3,402	5,515
Trustees' fees and expenses	3,213	5,668
Insurance	164	1,919
CCO fees and expenses	2,848	5,089
Miscellaneous	1,337	1,797
Interest expense	12	10
Total expenses	75,446	161,193
Less: fees waived and expenses absorbed	(62,622)	(59,628)
Net expenses	12,824	101,565
Net investment income	44,515	326,418

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency

Net realized gain (loss) on:
Investments	155,266	1,320,043
Investments in-kind	-	256,291
Foreign Currency	(204)	525
	155,062	1,576,859
Net change in unrealized appreciation (depreciation) on:
Investments	(9,392)	641,818
Deferred foreign taxes	(1,032)	-
Foreign Currency	(128)	(4,282)
	(10,552)	637,536
Net realized and unrealized gain on investments and foreign currency	144,510	2,214,395
Net Increase in Net Assets from Operations	$189,025	$2,540,813

*	Net of foreign taxes withheld of $3,889 and $28,700, respectively.

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Smart Transportation & Technology ETF
	Six Months Ended	Year Ended
	June 30, 2024†	December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	$103,930	$97,337
Net realized gain (loss) on:
Investments	256,711	84,263
Investments in-kind	393,425	589,958
Foreign Currency	(1,489)	(1,438)
Net change in unrealized appreciation (depreciation) on:
Investments	(154,302)	1,791,838
Foreign Currency	(1,177)	-
Net Increase (Decrease) in Net Assets Resulting from Operations	597,098	2,561,958

Distributions to shareholders:
Dividends and distributions	-	(313,694)
Total distribution to shareholders	-	(313,694)

Capital Transactions:
Proceeds from shares sold	-	1,990,380
Transaction fees	395	1,559
Cost of shares redeemed	(2,137,505)	(2,877,763)
Net change in Net Assets from Capital Transactions	(2,137,110)	(885,824)

Total Increase (Decrease) in Net Assets	(1,540,012)	1,362,440

Net Assets:
Beginning of period	11,511,046	10,199,985
End of period	$9,971,034	$11,511,046

Capital Share Activity:
Shares sold	-	50,000
Shares redeemed	(50,000)	(75,000)
Net Increase (Decrease) in Share Transactions	(50,000)	(25,000)

†	Unaudited

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Advertising & Marketing		Sustainable
	Technology ETF		Energy II ETF
	Six Months Ended June 30, 2024†	Year Ended December 31, 2023	Six Months Ended June 30, 2024†	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income (loss)	$(1,781)	$(5,622)	$23,637	$17,869
Net realized gain (loss) on:
Investments	(1,390)	(64,111)	36,084	61,894
Investments in-kind	7,168	(30,146)	-	-
Foreign Currency	(76)	(23)	(461)	(605)
Net change in unrealized appreciation (depreciation) on:
Investments	(18,649)	-	(229,374)	(129,200)
Foreign Currency	(2)	-	(144)	168
Net Increase (Decrease) in Net Assets Resulting from Operations	(14,730)	(99,902)	(170,258)	(49,874)

Distributions to shareholders:
Dividends and distributions	-	-	-	(19,733)
Return on Capital	-	-	-	(1,795)
Total distributions to shareholders	-	-	-	(21,528)

Capital Transactions:
Proceeds from shares sold	-	-	-	-
Transaction fees	-	352	-	-
Cost of shares redeemed	(465,076)	(141,350)	-	-
Net change in Net Assets from Capital Transactions	(465,076)	(140,998)	-	-

Total Decrease in Net Assets	(479,806)	(240,900)	(170,258)	(71,402)

Net Assets:
Beginning of period	1,229,762	1,126,246	5,068,878	5,140,280
End of period	$749,956	$1,229,762	$4,898,620	$5,068,878

Capital Share Activity:
Shares sold	-	-	-	-
Shares redeemed	(30,000)	(10,000)	-	-
Net Decrease in Share Transactions	(30,000)	(10,000)	-	-

†	Unaudited

The accompanying notes are an integral part of these financial statements.

SmartETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Asia Pacific Dividend Builder ETF		Dividend Builder ETF
	Six Months Ended June 30, 2024†	Year Ended December 31, 2023	Six Months Ended June 30, 2024†	Year Ended December 31, 2023
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations:
Net Investment income	44,515	$112,696	$326,418	$469,695
Net realized gain (loss) on:
Investments	155,266	25,919	1,320,043	(528,863)
Investments in-kind	-	70,298	256,291	-
Foreign Currency	(204)	(597)	525	(845)
Net change in unrealized appreciation (depreciation) on:
Investments	(9,392)	167,342	641,818	3,844,653
Deferred foreign taxes	(1,032)	(1,469)	-	-
Foreign Currency	(128)	(7)	(4,282)	4,908
Net Increase (Decrease) in Net Assets Resulting from Operations	189,025	374,182	2,540,813	3,789,548
Printing
Distributions to shareholders:
Dividends and distributions	(42,027)	(148,141)	(231,979)	(917,233)
Total distribution to shareholders	(42,027)	(148,141)	(231,979)	(917,233)

Capital Transactions:
Proceeds from shares sold	-	-	-	6,418,324
Transaction fees	-	556	-	-
Cost of shares redeemed	-	(362,310)	(560,540)	-

Net change in net assets from capital transactions	-	(361,754)	(560,540)	6,418,324

Total Increase (Decrease) in Net Assets	146,998	(135,713)	1,748,294	9,290,639

Net Assets:
Beginning of period	3,265,120	3,400,833	30,233,944	20,943,305
End of period	3,412,118	$3,265,120	$31,982,238	$30,233,944

Capital Share Activity:
Shares sold	-	-	-	260,000
Shares redeemed	-	(25,000)	(20,000)	-
Net Increase (Decrease) in Share Transactions	-	(25,000)	(20,000)	260,000

†	Unaudited

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

			Year Ended December 31,
Smart Transportation & Technology ETF	For the Six Months Ended June 30, 2024†		2023	2022	2021	2020	For the Period November 14, 2019*

Net asset value, beginning of period	$41.86		$34.00	$47.45	$40.74	$26.36	$25.00

Income from investment operations:
Net investment income	0.46		0.42	0.56	0.44	0.06	0.02
Net realized and unrealized gain (loss) on investments and foreign currency	2.00		8.58	(13.19)	6.53	15.42	1.34
Total from investment operations	2.46		9.00	(12.63)	6.97	15.48	1.36

Less distributions:
From Net investment income	-		(0.42)	(0.77)	(0.22)	(0.08)	-
From Realized gain	-		(0.72)	(0.02)	(0.04)	(1.02)	-
From Return of Capital	-		-	(0.03)	-	-	-
Total distributions	-		(1.14)	(0.82)	(0.26)	(1.10)	-

Net asset value, end of period	$44.32		$41.86	$34.00	$47.45	$40.74	$26.36

Total return	5.85	%(1)	26.69%	(26.77%)	17.12%	59.08%	5.43	%(1)

Ratios/Supplemental Data:
Net assets, end of period (millions)	$10.0		$11.5	$10.2	$16.6	$7.1	$2.6

Ratio of expenses to average net assets:
Before fee waived	1.03	%(2)	0.96%	0.92%	0.88%	1.51%	3.87	%(2)
After fees waived	0.68	%(2)	0.68%	0.68%	0.68%	0.68%	0.68	%(2)

Ratio of net investment income (loss) to average net assets:
Before fees waived	1.62	%(2)	0.54%	1.06%	0.87%	(0.45%)	(2.44	%)(2)
After fees waived	1.97	%(2)	0.82%	1.30%	1.07%	0.38%	0.75	%(2)

Portfolio turnover rate (3)	3.87	%(1)	24.25%	4.84%	12.20%	16.10%	0.00	%(1)

†	Unaudited
*	Commencement of operations.
(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period.

	For the Six Months Ended June		Year Ended December 31,			For the Period December 31,
Advertising & Marketing Technology ETF	30, 2024†		2023	2022	2021	2020*

Net asset value, beginning of period	$15.37		$12.51	$26.94	$25.25	$25.25

Income from investment operations:
Net investment income (loss)	(0.04)		(0.07)	(0.10)	(0.16)	-
Net realized and unrealized gain (loss) on investments and foreign currency	(0.33)		2.93	(14.33)	1.85	-
Total from investment operations	(0.37)		2.86	(14.43)	1.69	-

Net asset value, end of period	$15.00		$15.37	$12.51	$26.94	$25.25

Total return	(2.41	%)(1)	22.86%	(53.56%)	6.69%	0.00	%(1)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$750		$1,230	$1,126	$2,694	$252

Ratio of expenses to average net assets:
Before fee waived	10.88	%(2)	9.63%	7.51%	4.90%	810.45	%(2)
After fees waived	0.68	%(2)	0.68%	0.68%	0.68%	0.68	%(2)

Ratio of net investment income (loss) to average net assets:
Before fees waived	(10.55	%)(2)	(9.44%)	(7.37%)	(4.82%)	(810.45	%)(2)
After fees waived	(0.35	%)(2)	(0.49%)	(0.54%)	(0.60%)	0.68	%(2)

Portfolio turnover rate (3)	9.65	%(1)	19.70%	22.10%	21.14%	0.00	%(1)

†	Unaudited
*	Commencement of operations.
(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout the period.

	For the Six Months		Year Ended December 31,			For the Period
Sustainable Energy II ETF	Ended June 30, 2024†		2023	2022	2021	November 11, 2020*
Net asset value, beginning of period	$28.16		$28.56	$32.93	$30.16	$25.48

Income from investment operations:
Net investment income (loss)	0.13		0.11	0.10	0.08	(0.01)
Net realized and unrealized gain (loss) on investments and foreign currency	(1.08)		(0.39)	(4.10)	3.56	4.69
Total from investment operations	(0.95)		(0.28)	(4.00)	3.64	4.68

Less distributions:
From Net investment income	-		(0.11)	(0.08)	(0.09)	-
From Realized gain	-		-	(0.29)	(0.78)	-
From Returning Capital	-		(0.01)	-	-	-
Total distributions	-		(0.12)	(0.37)	(0.87)	-

Net asset value, end of period	$27.21		$28.16	$28.56	$32.93	$30.16

Total return	(3.37	%)(1)	(0.95%)	(12.23%)	12.11%	18.37	%(1)

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$4,899		$5,069	$5,140	$5,927	$905

Ratio of expenses to average net assets:
Before fee waived	3.12	%(2)	3.18%	3.29%	2.84%	30.82	%(2)
After fees waived	0.79	%(2)	0.79%	0.79%	0.79%	0.78	%(2)

Ratio of net investment income (loss) to average net assets:
Before fees waived	(1.37	%)(2)	(2.05%)	(2.17%)	(1.76%)	(30.22	%)(2)
After fees waived	0.96	%(2)	0.34%	0.33%	0.29%	(0.18	%)(2)

Portfolio turnover rate (3)	14.21	%(1)	11.73%	19.02%	24.21%	4.55	%(1)

†	Unaudited
*	Commencement of operations.
(1)	Not annualized.
(2)	Annualized.
(3)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout each period.

	For the Six
Asia Pacific Dividend	Months Ended		Year Ended December 31,
Builder ETF	June 30, 2024†		2023	2022	2021	2020		2019
Net asset value, beginning of period	$14.06		$13.22	$16.39	$16.92	$16.58		$14.22

Investment operations:
Net investment income	0.19		0.49	0.51	0.96	0.37		0.51
Net realized and unrealized gain (loss) on investments and foreign currency	0.62		0.99	(3.29)	0.84	1.84		2.35
Total from investment operations	0.81		1.48	(2.78)	1.80	2.21		2.86

Less distributions to Shareholders:
From net investment income	(0.18)		(0.60)	(0.39)	(0.89)	(0.38)		(0.50)
From realized gain	-		(0.04)	-	(1.44)	(1.49)		-
Total distributions	(0.18)		(0.64)	(0.39)	(2.33)	(1.87)		(0.50)

Redemption fee proceeds	-		-	-	-	-		- (1)

Net asset value, end of period	$14.69		$14.06	$13.22	$16.39	$16.92		$16.58

Total return	5.86	%(2)	11.51%	(16.92%)	11.27%	13.90%		20.33%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$3.41		$3.27	$3.40	$4.20	$4.20		$4.70

Ratio of expenses to average net assets:
Before fee waived	4.59	%(3)	5.08%	4.94%	3.55%	3.00%		4.02%
After fees waived (4)	0.78	%(3)	0.78%	0.78%	0.86%	1.11	%(5)	1.10%

Ratio of net investment income (loss) to average net assets:
Before fees waived	(1.10	%)(3)	(0.80%)	(0.51%)	(0.04%)	0.98%		0.34%
After fees waived	2.71	%(3)	3.50%	3.64%	2.65%	2.87%		3.26%

Portfolio turnover rate (6)	9.47	%(2)	11.56%	7.27%	27.21%	217.65%		32.99%

†	Unaudited
(1)	Amount represents less than $0.01 per share.
(2)	Not annualized.
(3)	Annualized.
(4)	The Advisor has contractually agreed to limit the operating expenses of the Fund to 0.78%, excluding interests expenses, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. Includes financial information of the predecessor mutual fund for the period prior to March 27, 2021. The predecessor mutual fund's expense cap was 1.10%. See Note 7.
(5)	If interest expense had been excluded, expenses would have been lowered by 0.01%, for the year ended December 31, 2020.
(6)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS
For a capital share outstanding throughout each period.

	For the Six Months Ended		Year Ended December 31,
Dividend Builder ETF	June 30, 2024†		2023	2022	2021	2020	2019
Net asset value, beginning of period	$25.84		$23.02	$26.89	$22.77	$20.74	$16.91

Investment operations:
Net investment income	0.28		0.42	0.49	0.50	0.45	0.49
Net realized and unrealized gain (loss) on investments and foreign currency	1.89		3.21	(2.99)	4.78	2.00	3.97
Total from investment operations	2.17		3.63	(2.50)	5.28	2.45	4.46

Less distributions to Shareholders:
Net investment income	(0.20)		(0.46)	(0.44)	(0.48)	(0.42)	(0.50)
Realized gain	-		(0.35)	(0.93)	(0.68)	- (1)	(0.13)
Total distributions	(0.20)		(0.81)	(1.37)	(1.16)	(0.42)	(0.63)

Net asset value, end of period	$27.81		$25.84	$23.02	$26.89	$22.77	$20.74

Total return	8.41	%(2)	15.99%	(9.39%)	23.60%	12.26%	26.71%

Ratios/Supplemental Data:
Net assets, end of period (millions)	$31.98		$30.23	$20.90	$24.50	$22.10	$12.90

Ratio of expenses to average net assets:
Before fee waived	1.03	%(3)	1.03%	1.22%	1.04%	1.56%	1.98%
After fees waived (4)	0.65	%(3)	0.65%	0.65%	0.66%	0.68%	0.68%

Ratio of net investment income to average net assets:
Before fees waived	1.71	%(3)	1.71%	1.43%	1.56%	1.43%	1.30%
After fees waived	2.09	%(3)	2.09%	2.00%	1.94%	2.31%	2.60%

Portfolio turnover rate (5)	10.69	%(2)	9.40%	20.66%	18.47%	11.48%	18.51%

†	Unaudited
(1)	Amount represents less than $0.01 per share.
(2)	Not annualized.
(3)	Annualized.
(4)	The Advisor has contractually agreed to limit the operating expenses of the Fund to 0.65%, excluding interests expenses, expenses related to dividends on short positions, brokerage commissions, taxes and other extraordinary expenses. Includes financial information of the predecessor mutual fund for the period prior to March 27, 2021. The predecessor mutual fund's expense cap was 0.68%. See Note 7.
(5)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

Note 1 - Organization

Guinness Atkinson™ Funds (the “Trust”), was organized on April 28, 1997 as a Delaware statutory trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust comprises of twelve separate series portfolios, each of which has unique investment objectives and strategies. This report covers five series, which are operated as exchange-traded funds (“ETFs”): SmartETFs Smart Transportation & Technology ETF (“Smart Transportation & Technology ETF”), SmartETFs Advertising & Marketing Technology ETF (“Advertising & Marketing Technology ETF”), SmartETFs Sustainable Energy II ETF (“Sustainable Energy II ETF”), SmartETFs Asia Pacific Dividend Builder ETF (“Asia Pacific Dividend Builder ETF”) and SmartETFs Dividend Builder ETF (“Dividend Builder ETF”) (individually each a “Fund” or collectively the “Funds”). Each Fund is a diversified fund. The investment objective of the Smart Transportation & Technology ETF is long term capital appreciation from investments involved in the manufacture, development, distribution, and servicing of autonomous or electric vehicles. The investment objective of the Advertising & Marketing Technology ETF is long term capital appreciation by investing in publicly-traded equity securities of domestic and foreign companies across multiple sectors that are involved in the development, production or deployment of more targeted and/or more efficient advertising or marketing services. The investment objective of the Sustainable Energy ETF is long term capital appreciation by investing in equity securities of companies that provide or support alternative or renewable sources of energy. The investment objective of the Asia Pacific Dividend Builder ETF is to provide investors with dividend income and long-term capital growth. The investment objective of the Dividend Builder ETF is to seek a moderate level of current income and consistent dividend growth at rate that exceeds inflation. Smart Transportation & Technology ETF commenced operations on November 14, 2019. Advertising & Marketing Technology ETF commenced operations on December 31, 2020. Sustainable Energy II ETF commenced operations on November 11, 2020. The Asia Pacific Dividend Builder ETF and the Dividend Builder ETF commenced operations on March 27, 2021.

The Asia Pacific Dividend Builder ETF and the Dividend Builder ETF became a series of the Trust as of March 27, 2021 following the tax-free reorganization of the Guinness Atkinson Asia Pacific Dividend Fund and the Guinness Atkinson Dividend Builder Fund (each a “Predecessor Mutual Fund” and collectively the “Predecessor Mutual Funds”). The Agreement and Plan of Reorganization was approved by the Board of the Trust on May 14, 2020. As a result of the reorganization, the Funds assumed the performance and accounting history of the Predecessor Mutual Funds. Financial information included for the dates prior to the reorganization is that of the Predecessor Mutual Funds.

Note 2 - Significant Accounting Policies

The Funds are an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Securities Valuations. Securities of the Funds that are traded on a principal exchange (U.S. or foreign) or NASDAQ are valued at the official closing price on each day that the exchanges are open for trading. Securities traded on an exchange for which there have been no sales, and other over-the-counter securities are valued at the mean between the bid and asked prices. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Funds’ Valuation Committee in accordance with procedures established by the Board of Trustees. Short term investments are stated at cost, combined with accrued interest, which approximates market value. Realized gains and losses from securities transactions are calculated using the identified cost method.

Foreign Currency Transactions. The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Funds denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates. The Funds may be subject to foreign taxes related to foreign income received, capital gains on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invests.

NOTES TO FINANCIAL STATEMENTS (Continued)

Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Liquidity Risk Management Program (“LRMP”) that requires, among other things, that each Fund limits its illiquid investments that are investments to no more than 15% of net assets. An illiquid investment is any security which may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Adviser, at any time determines that the value of illiquid securities held by a Fund exceeds 15% of its net asset value, the Adviser will take such steps as it considers appropriate to reduce them as soon as reasonably practicable in accordance with the Funds’ written LRMP.

Security Transactions, Dividend Income and Distributions. Security transactions are accounted for on the trade date. Realized gains and losses from securities transactions are calculated using the identified cost method.

Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Funds record a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. The Funds may be subject to foreign taxation related to capital gains on the sale of securities in the foreign jurisdictions in which they invest. When a capital gain tax is determined to apply, the Funds record an estimated deferred tax liability in an amount that may be payable if securities were disposed of on the valuation date.

Allocation of Expenses. Each Fund is charged for those expenses directly attributable to it. Expenses that are not directly attributable to a Fund are allocated among the Funds in the Trust in proportion to their respective assets or another appropriate method.

Use of Estimates. The preparation of financial statements in conformity with U.S. accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from those estimates.

Federal Income Taxes. The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all its net investment income and any net realized gains to its shareholders. Therefore, no federal income tax or excise provision is required. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Funds.

Management of the Funds have evaluated tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Income Tax Statement requires management of the Funds to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the open tax years ended December 31, 2020-2023, the Funds did not have a liability for any unrecognized tax benefits. The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

NOTES TO FINANCIAL STATEMENTS (Continued)

Indemnifications. Under the Trust's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred or that would be covered by other parties.

Note 3 – Valuation of Investments

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

●	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

●	Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the market value of the Funds’ investments as of June 30, 2024, based on the inputs used to value them:

Smart Transportation & Technology ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$9,391,646	$-	$-	$9,391,646
Preferred Stocks	229,605	-	-	229,605
Total	$9,621,251	$-	$-	$9,621,251

Advertising & Marketing Technology ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$722,776	$-	$12,800	$735,576
Total	$722,776	$-	$12,800	$735,576

Sustainable Energy II ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$4,671,901	$-	$-	$4,671,901
Total	$4,671,901	$-	$-	$4,671,901

NOTES TO FINANCIAL STATEMENTS (Continued)

Asia Pacific Dividend Builder ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$3,368,531	$-	$-	$3,368,531
Total	$3,368,531	$-	$-	$3,368,531

Dividend Builder ETF*
Investments	Level 1	Level 2	Level 3	Total
Common Stocks	$31,483,984	$-	$-	$31,483,984
Total	$31,483,984	$-	$-	$31,483,984

*	Please refer to the Schedule of Investments for Industry break out.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:

Advertising & Marketing Technology ETF
Common Stocks
Balance as of December 31, 2023	$13
Transfers into Level 3 during the period	-
Transfers out of Level 3 during the period	-
Total realized gain/(loss)	-
Total unrealized appreciation/(depreciation)	12,787
Net purchases	-
Net sales	-
Balance as of June 30, 2024	$12,800

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2024:

Fund	Asset Class	Fair Value at June 30, 2024	Valuation Technique(s)	Unobservable Input	Range of Input	Weighted Average	Impact to Valuation from an Increase in Input(1)
Advertising & Marketing Technology ETF	Common Stocks	$ 12,800	Market Approach	Discount Rate	100%	N/A	Decrease

(1)	This column represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.

Note 4 – Capital Share Transactions

Shares are created and redeemed by the ETFs only in Creation Unit size aggregations of 25,000 Shares for the Smart Transportation & Technology ET and the Asia Pacific Dividend Builder ETF, 20,000 Shares for Dividend Builder ETF and 10,000 Shares for the Advertising & Marketing Technology ETF and the Sustainable Energy II ETF. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the ETFs. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transactions to the NAV per unit of the ETFs on the transaction date. Both purchases and redemptions of Creation Units are subject to a Transaction Fee.

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 5 - Investment Transactions

Purchases and sales of investments, excluding in-kind transactions and short-term investments, for the period ended June 30, 2024, were as follows:

	Purchases	Sales
Smart Transportation & Technology ETF	$401,937	$723,894
Advertising & Marketing Technology ETF	95,494	100,490
Sustainable Energy II ETF	680,702	889,239
Asia Pacific Dividend Builder ETF	309,496	329,704
Dividend Builder ETF	3,475,561	3,270,014

Purchases, sales, and realized gain/(loss) of in-kind transactions for the period ended June 30, 2024, were as follows:

	In-Kind Purchases	In-kind Sales	Gain/(Loss)
Smart Transportation & Technology ETF	-	$1,857,576	$393,425
Advertising & Marketing Technology ETF	-	456,969	7,168
Sustainable Energy II ETF	-	-	-
Asia Pacific Dividend Builder ETF	-	-	-
Dividend Builder ETF	-	543,664	256,291

Note 6 – Principal Risks

The ETFs are subject to the risks common to all ETFs that invest in equity securities and foreign securities. Investing in the ETFs may be more risky than investing in an ETF that invests only in U.S. securities due to the increased volatility of foreign markets.

Autonomous/Electric Vehicle Risk. Autonomous and/or electric vehicles are a relatively new development in transportation markets. They could fail to “catch on” with consumers in a meaningful way and could suffer technical problems, supply or demand shortfalls, or be supplanted by other technologies.

Technology Risk. The technologies used by autonomous and electric vehicles and their support systems, such as software, grids, networks, fuel and batteries, may be unproven, susceptible to obsolescence or subject to future regulation in countries or locations of deployment.

Cybersecurity Risk. Technologies created or deployed for Smart Transportation, including for vehicles or drive systems as well as for networks and intelligent roadways, may be subject to greater cybersecurity risk than other companies.

Product Risk. Companies creating products and technologies for autonomous or electric transportation, for passenger, commercial or freight usage, face considerable competition.

Product Regulation Risk. Autonomous vehicles and their networks may be subject to multiple levels of regulation including local regulations and operating restrictions.

Foreign Securities Risk. Foreign securities experience more volatility than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information, fluctuations in currency exchange rates and the risks that a foreign government may take over assets, restrict the ability to exchange currency or restrict the delivery of securities.

Advertising & Marketing Technology Risk. While there are some well-established Advertising and Marketing Technology companies, technology is advancing rapidly, and Advertising and Marketing Technology companies are subject to intense competition. The barriers to entry into some of these businesses are relatively low and there are a number of smaller competitors in the field that have the ability to disrupt these businesses. Some of the technology is unproven and subject to cybersecurity threats. Changes in data protection standards and regulation could also affect these companies. Both Advertising and Marketing Technology applications may converge in the future with transaction activity, such as banking or payments, which may be heavily regulated. These factors may mean more rapid software or technological obsolescence as compared to traditional technology companies, and that the business models for some Advertising or Marketing Technology companies may change or these companies may become defunct rapidly.

NOTES TO FINANCIAL STATEMENTS (Continued)

Industry Risk. Prices of energy, whether traditional or sustainable, may fluctuate or decline due to many factors, including international political or economic developments, real or perceived, demand for energy and sustainable energy, production and distribution policies of OPEC (Organization of Petroleum Exporting Countries) and other oil-producing countries, energy conservation projects, changes in governmental regulations affecting companies in the energy business or related lines of business, including Sustainable Energy companies, changes in technology affecting Sustainable Energy, and changes in tax regulations relating to energy. A decline in energy prices would likely have a negative effect on securities held by the Fund. The Fund’s focus on sustainable energy businesses exposes the Fund to greater market risk and potential monetary losses than if the Fund’s assets were diversified among various industries or sectors.

China Currency Risk. The Fund’s investments in Chinese issuers are subject to risks associated with China’s currency, which is subject to economic objectives of China’s government including devaluation. China has only comparatively recently moved from a pegged currency to a managed float. China’s currency, the Renminbi Yuan, is not completely freely tradable and may not at all times reflect economic fundamentals of China’s economy. The value of the Renminbi Yuan is subject to changes based on the economic objectives of the Chinese government, including devaluation in order to improve the competitiveness of Chinese goods in an effort to improve the Chinese balance of trade.

Other Currency Risk. Currencies of some countries in the Asia Pacific region are subject to greater volatility as compared to the US dollar. Currency volatility is relative and can be periodic. For some countries, their currency may not reflect entirely the fundamental components of a country’s economy. For other countries, such as Australia (Australia Dollar), currency volatility is relatively low over longer terms. Some currencies, such as South Korea (Won), Taiwan (New Taiwan Dollar), Singapore (Singapore Dollar) and India (Rupee), trade only in local markets and may be more volatile than other currencies. The Fund could pay more if it had to acquire a foreign currency when the amplitude of its volatility is high as measured against the US Dollar.

Pandemic Risk. In 2020, markets globally were impacted by the Covid-19 pandemic, which is ongoing. The pandemic adversely affected industries, including supply chains, as well as general financial conditions, and has resulted in shutdowns and economic stimulus packages. Total economic effects of Covid-19 cannot be predicted. Covid-19 may continue in the foreseeable future and could adversely affect companies in the Funds’ portfolio, including by affecting their willingness or ability to pay dividends, which could negatively impact stock prices as well as yield.

Capital Controls and Sanctions Risk. In 2022, a number of countries imposed capital controls and economic and other sanctions in response to Russia’s invasion of Ukraine. The range of sanctions and their impact continues to evolve but has included asset seizures, restrictions on the transfer or exchange of currency, restrictions on asset transfers, exclusions from international banking systems, export limitations and limitations on listing shares of companies that are economically tied to Russia and Belarus, including depositary receipts on shares of affected companies. Sanctions programs have been imposed by individual countries, but also on a coordinated basis. The duration of sanctions programs and capital controls in response to the invasion of Ukraine cannot be predicted with any certainty. Capital controls and/or sanctions could adversely impact a Fund’s ability to buy, sell or otherwise transfer securities or currency, negatively impact the value and/or liquidity of such instruments, adversely affect the trading market and price for Fund shares, and otherwise cause the Fund to decline in value.

Note 7 - Investment Advisory and Other Agreements

The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with Guinness Atkinson Asset Management, Inc. (the “Adviser”), under which the Adviser provides the Funds with investment management services. The Adviser furnishes all necessary office facilities, equipment and personnel for servicing the investments of the Funds.

Pursuant to the investment advisory agreement between Smart Transportation & Technology ETF and the Adviser, the Fund pays the Adviser an annual advisory fee rate of 0.68% of its average daily net assets and the Adviser has agreed to pay all expenses of the Fund, except for: (i) brokerage expenses and other expenses (such as stamp taxes) connected with the execution of portfolio transactions or in connection with creation and redemption transactions; (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) compensation and expenses of the Independent Trustee; (iv) compensation and expenses of counsel to the Independent Trustees; (v) compensation and expenses of the Trust’s CCO; (vi) extraordinary expenses; (vii) distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and (viii) the advisory fee payable to the Advisor. The Smart Transportation & Technology ETF is responsible for other expenses not assumed by the Adviser, including brokerage expenses in connection with portfolio transactions or creation/redemption transactions, legal fees, compensation and expenses of the Board of Trustees, compensation and expenses of the Trust’s CCO, extraordinary expenses, distribution fees and expenses, interest, taxes, in addition to the advisory fee.

NOTES TO FINANCIAL STATEMENTS (Continued)

The Advertising & Marketing Technology ETF pays the Adviser 0.68%, the Sustainable Energy II ETF pays the Adviser 0.79%, the Asia Pacific Dividend Builder ETF pays the Adviser 0.75%, and the Dividend Builder ETF pays the Adviser 0.65% an annual advisory fee rate based on each Fund’s average daily net assets.

The Adviser has contractually agreed to limit each Fund’s total operating expenses by reducing all or a portion of its fees and reimburse the Funds for expenses (excluding interest, taxes, acquired fund fees and expenses (as defined in Form N-1A), fees and expenses related to services for reclamation or collection of foreign taxes withheld, dividends on short positions, brokerage expenses, and extraordinary expenses) so that its ratio of expenses to average daily net assets will not exceed the following levels:

	Annual Expense Limitation	Expiration Date
Smart Transportation & Technology ETF	0.68%	June 30, 2027
Advertising & Marketing Technology ETF	0.68%	June 30, 2027
Sustainable Energy II ETF	0.79%	June 30, 2027
Asia Pacific Dividend Builder ETF	0.78%	June 30, 2027
Dividend Builder ETF	0.65%	June 30, 2027

Penserra Capital Management, LLC (“Penserra”) serves as sub-advisor to the Smart Transportation & Technology ETF, Advertising & Marketing Technology ETF and Sustainable Energy II ETF. Penserra is compensated by the Adviser and does not receive payments from the Funds.

Foreside Fund Services, LLC, a Delaware limited liability company, (the “Distributor”) serves as the Funds’ principal underwriter and distributor of Creation Units pursuant to a distribution agreement. The Distributor does not maintain any secondary market in ETF Shares.

Mutual Fund Administration, LLC (the “Administrator”) serves as the Funds’ administrator under an administration agreement.

Brown Brothers Harriman & Co. (the “Custodian”, “Transfer Agent” and “Fund Accounting agent”) serves as the Funds’ custodian, transfer agent and fund accounting agent.

Foreside Fund Officer Services, LLC provides Chief Compliance Officer (“CCO”) services to the Funds’. The fees paid for CCO services for the period ended June 30, 2024, are reported on the Statements of Operations.

The fees paid to non-interested Trustees for the period ended June 30, 2024 are reported on the Statements of Operations.

Certain officers of the Trust are also officers and/or Directors of the Adviser and the Administrator. None of these officers are compensated directly by the Funds.

Note 8 – Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 of the 1940 Act which permits the Funds to pay Rule 12b-1 fees not to exceed 0.10% per year of each Fund’s average daily net assets. The Board of Trustees has not authorized the Funds to make payments under the Distribution Plan. Currently, no payment is being made by the Funds.

NOTES TO FINANCIAL STATEMENTS (Continued)

Note 9 – Tax Matters

At June 30, 2024, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

	Smart Transportation & Technology ETF	Advertising & Marketing Technology ETF	Sustainable Energy II ETF	Asia Pacific Dividend Builder ETF	Dividend Builder ETF
Tax cost of investments	$9,626,619	$1,522,063	$5,516,146	$2,862,796	$23,151,900
Gross tax unrealized appreciation	$2,007,563	$85,205	$779,259	$839,300	$9,168,212
Gross tax unrealized depreciation	(2,012,931)	(871,692)	(1,623,504)	(333,565)	(836,128)
Net tax unrealized appreciation (depreciation)	(5,368)	(786,487)	(844,245)	505,735	8,332,084

The difference between cost basis for financial statements and federal income tax purposes was due primarily due to the tax deferral of losses from wash sales and tax treatment of passive foreign investment companies.

As of December 31, 2023, the Advertising & Marketing Technology ETF and the Sustainable Energy II ETF had the following capital loss carryforwards with no expiration:

	Short-Term	Long-Term
Advertising & Marketing Technology ETF	$1,299	$255,881
Sustainable Energy II ETF	13,394	38,781

For the year ended December 31, 2023, the Smart Transportation & Technology ETF utilized capital loss carryforward of $4,030.

Note 10 - Events Subsequent to the Reporting Period End

The Funds have adopted financial reporting rules regarding a subsequent event which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. Management has evaluated the Funds’ related events and transactions and has determined that there were no events or transactions that occurred through the date of issuance of the Funds’ financial statements.

This report is intended for the ETF’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the ETF’s prospectus and summary prospectus, which includes more complete information. Investing involves substantial risk and high volatility, including possible loss of principal. An investor should consider the investment objective, risks, charges and expenses of the ETF carefully before investing. To obtain a prospectus and summary prospectus, which contains this and other information, e-mail request to mail@SmartETFs.com, by calling 866-307-5990 (toll free in the United States), visiting the ETF’s website, www.SmartETFs.com, or by calling or writing a broker-dealer or other financial intermediary. Please read the prospectus and summary prospectus carefully before investing.

Additional information about the Trust’s Board of Trustees/Officers and a description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities are provided in the Statement of Additional Information. The Statement of Additional Information and information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ending June 30 is available, without charge, by calling 866-307-5990, or by visiting www.SmartETFs.com, or on the Securities and Exchange Commission’s website at http://www.sec.gov.

The ETF files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The ETF’s Form N-PORT are available on the Commission’s website at www.sec.gov. In addition, the ETF’s full portfolio holdings are updated daily and available on the ETF’s website at www.SmartETFs.com.

Foreside Fund Services, LLC, distributor.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not Applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not Applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is included in Item 7, as part of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Board Consideration of Investment Advisory and Sub-Advisory Agreements

At a board meeting held on May 3, 2024, the Board of Trustees (the “Trustees” or the “Board”) of Guinness Atkinson Funds (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the continuation of the investment advisory agreement (the “Advisory Agreement”) between the Trust and the Adviser and the sub-advisory agreement (the “Sub-Advisory Agreement”) between the Adviser and Penserra Capital Management LLC (the “Sub-Adviser”) with respect to the SmartETFs Smart Transportation & Technology ETF, SmartETFs Advertising & Marketing Technology ETF, and SmartETFs Sustainable Energy II ETF. The Advisory Agreement and the Sub-Advisory Agreement are collectively referred to below as the “Fund Advisory Agreements.” In approving each Fund Advisory Agreement, the Board, including the Independent Trustees, determined that such approval was in the best interests of the Funds in light of the extent and quality of the services to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

At the meeting, the Trustees discussed with counsel to the Trust and independent legal counsel to the Independent Trustees, their fiduciary duties under the 1940 Act in reviewing the Fund Advisory Agreements and their obligation to obtain and review information relevant and necessary to their consideration of the Fund Advisory Agreements. The Trustees received a memorandum summarizing the duties of the Trustees under, and the fiduciary standards established by, the 1940 Act and applicable state law, legislative and regulatory guidance, and judicial precedent with respect to evaluating the reasonableness of fees and interpretation of the applicable fiduciary standards.

To assist the Board in its evaluation of the Fund Advisory Agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the fee rate or management fee rate payable by the Funds as compared to fees charged to a relevant peer group of each Fund and as compared to fees charged to other clients of the Adviser and the compensation to be received by the Sub-Adviser from the Adviser; the expenses of each Fund as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Legal Counsel to discuss the information provided by the Adviser and the Sub-Adviser. In their deliberations, the Trustees considered the factors summarized below, and in approving the continuance of the Fund Advisory Agreements with respect to each Fund, the Trustees did not identify any single factor, or information provided with respect to any single factor, as controlling. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund.

Nature, Extent and of Quality of Services

The Trustees considered information about the nature, extent and quality of the services provided by the Adviser to the Funds as well as to other series of the Trust, including the background and experience of the Adviser’s senior management and portfolio managers, and their special knowledge about the areas in which each Fund is expected to invest. The Trustees also considered information gained from their experience as Trustees of the Guinness Atkinson traditional open-end mutual funds, in addition to the overall reputation and capabilities of the Adviser and its investment professionals, the Adviser’s commitment to providing high quality services to those funds, the Trustees’ overall confidence in the Adviser’s integrity and responsiveness to Trustee concerns, the Adviser’s integrity as reflected in its adherence to compliance practices, and the Adviser’s willingness and initiative in implementing changes designed to improve services to the Funds. With respect to the Sub-Adviser, the Trustees considered the Sub-Adviser’s specialized role in sub-advising third party exchange-traded funds and acting as a passive manager in that capacity. With respect to fees and expenses, the Trustees also considered difference in how services are delivered to ETFs and investor expectations concerning appropriate and competitive levels of total expense ratios for ETFs.

Fund Performances, Advisory Fees and Expenses

For each Fund and its peer group of Funds, the Trustees reviewed the performance and expense information compiled from Morningstar Inc. data regarding performance for periods ended March 31, 2024, and expense information as of March 31, 2024. The Trustees considered that they receive from the Adviser and review on a regular basis over the course of the year, data regarding the Funds’ performance, including information about each Fund’s performance in comparison to its peers and benchmarks, and analyses by the Adviser of the Fund’s performance. The Trustees compared each Fund’s performance, advisory fee and expenses with its peer group, and considered the differences between each Fund and funds in the peer group. The Trustees considered the size of each Fund in comparison to its peers, including whether the peer funds were part of a larger fund complex. The Trustees considered the following Fund-specific factors:

SmartETFs Smart Transportation & Technology ETF

(1) The Fund’s advisory fee was higher than the median advisory fee charged to comparable ETFs in the peer group but lower than those of two peer funds; (2) the Fund’s total expenses were higher the median expenses incurred by its peers but lower than those of two peer funds; (3) the Adviser agreed to limit the Fund’s expense ratio through June 30, 2027; and (4) the Fund outperformed the peer group median for the one-, and three-year periods; and underperformed the MSCI World Index Net Return, its benchmark index, for the one-, and three-year periods.

SmartETFs Advertising & Marketing Technology ETF

(1) The Fund’s advisory fee was higher than the median advisory fee charged to comparable ETFs in the peer group, although the Adviser indicated that there are no direct or true comparable peers for this Fund given the Fund’s strategy; (2) the Fund’s total expenses were at high end of the expenses incurred by its peers but lower than those of two peer funds; (3) the Adviser agreed to limit the Fund’s expense ratio through June 30, 2027; and (4) the Fund underperformed the peer group median and the MSCI World Index Net Return, its benchmark index, for the one- and three-year periods.

SmartETFs Sustainable Energy II ETF

(1) The Fund’s advisory fee was higher than the median advisory fee charged to comparable ETFs in the peer group; (2) the Fund’s total expenses were at high end of the expenses incurred by its peers; (3) the Adviser agreed to limit the Fund’s expense ratio through June 30, 2027; and (4) the Fund outperformed the peer group median for the one- and three-year periods; and the Fund underperformed the MSCI World Index Net Return, its benchmark index, for the one- and three-year periods.

SmartETFs Asia Pacific Dividend Builder ETF

(1) The Fund’s advisory fee was higher than the median advisory fee charged to comparable ETFs classified in the Morningstar categories containing the word “World”, objectives classified by Morningstar containing the word “ Pacific Stock” and fund names containing the word “Dividend”; (2) the Fund’s total expenses were at high end of the expenses incurred by its peers; (3) the Adviser agreed to limit the Fund’s expense ratio through June 30, 2027; and (4) the Fund underperformed the peer group for the one- and three-year periods; the Fund performed the same as the peer group for the five-year period; the Fund outperformed the peer group for the ten-year period; and outperformed the MSCI AC Pacific ex Japan Index Net Total Return, its benchmark index, for the one-, three-, five-and ten-year periods.

SmartETFs Dividend Builder ETF

(1) The Fund’s advisory fee was lower than the median advisory fee charged to comparable ETFs classified in the Morningstar categories containing the word “World”, objectives classified by Morningstar containing the word “ Pacific Stock” and fund names containing the word “Dividend”; (2) the Fund’s total expenses were higher than the median expenses incurred by its peers; (3) the Adviser agreed to limit the Fund’s expense ratio through June 30, 2027; and (4) the Fund outperformed the peer group for the one-, three-, five-, and ten-year periods; and the Fund outperformed the MSCI World Index Net Return Index, its benchmark index, for the three-year period but underperformed the MSCI World Index Net Return Index for the one-, five-, and ten-year periods.

With respect to each Fund, the Board concluded that the Adviser’s willingness to limit the Fund’s expense ratio for a three-year term through at least June 30, 2027, would provide stability to the Fund’s expenses during that period.

The Board reviewed information regarding the sub-advisory fee charged by the Sub-Adviser with respect to SmartETFs Smart Transportation & Technology ETF, SmartETFs Advertising & Marketing Technology ETF and SmartETFs Sustainable Energy II ETF and noted that the Sub-Adviser serves as sub-adviser to a large number of other exchange-traded funds in a similar capacity to which it serves each Fund. The Trustees considered the types of services provided by the Sub-Adviser with respect to the SmartETFs Smart Transportation & Technology ETF, SmartETFs Advertising & Marketing Technology ETF and SmartETFs Sustainable Energy II ETF, particularly that that the Sub-Adviser specializes in sub-advising third-party exchange-traded funds and acts as a passive manager in that capacity, and that the Adviser remains solely responsible for security selection for the SmartETFs Smart Transportation & Technology ETF, SmartETFs Advertising & Marketing Technology ETF and SmartETFs Sustainable Energy II ETF. The Trustees also observed that the Adviser pays the Sub-Adviser’s sub-advisory fee out of the Adviser’s advisory fee and that the size of the fee paid to the Sub-Adviser appears reasonable.

Costs of Services and Profitability

The Trustees considered the financial information provided by the Adviser, including the profitability of each Fund to the Adviser, the Adviser’s profitability in general and the firm’s retention of key personnel. The Trustees noted that the Adviser had waived a portion of its advisory fee for each Fund, and that with respect to the SmartETFs Advertising & Marketing Technology ETF, SmartETFs Asia Pacific Dividend Builder ETF, and SmartETFs Sustainable Energy II ETF, the Adviser’s net advisory fee was zero due to expense reimbursements by the Adviser. The Trustees also observed that the Adviser pays the Sub-Adviser’s sub-advisory fee out of the Adviser’s advisory fee with respect to SmartETFs Smart Transportation & Technology ETF, SmartETFs Advertising & Marketing Technology ETF and SmartETFs Sustainable Energy II ETF, and considered the relative levels and types of services provided by the Adviser and Sub-Adviser.

Economies of Scale

The Trustees considered whether each Fund would realize any economies of scale. They noted that each Fund’s asset levels were too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grew. The Trustees considered the Adviser’s willingness to use expense limitation agreements to reduce total expenses as evidence that to the extent economies of scale existed for each Fund, the Adviser was willing to share such economies of scale for the benefit of shareholders.

Conclusion

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the nature, overall quality, and extent of the services to be provided by the Adviser to each Fund and by the Sub-Adviser to each applicable Fund was satisfactory; the compensation payable to the Adviser and Sub-Adviser pursuant to each Fund’s Advisory Agreement and Sub-Advisory Agreement, respectively, was fair and reasonable in light of the nature and quality of the services to be provided to the Fund; and the continuance of the Fund Advisory Agreements would be in the best interests of each Fund and its shareholders, and accordingly, approved the continuance of the Fund Advisory Agreements through May 31, 2025.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)       The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d 15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)       There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(a) (2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Instruction to paragraph (a)(2). – Not Applicable.

(a) (3) A separate certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), Filed herewith.

(b) Certification pursuant to Section 906 of the Sarbanes Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guinness Atkinson Funds

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	9/6/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ James J. Atkinson
James J. Atkinson, President and Principal Executive Officer

Date	9/6/2024

By (Signature and Title)	/s/ Rita Dam
Rita Dam, Treasurer and Principal Financial Officer

Date	9/6/2024